UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder Target 2011 Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares               Value ($)
                                                                                     ------------------------------------

Common Stocks 26.1%
Consumer Discretionary 2.8%
Media 1.4%
Comcast Corp. "A"*                                                                         10,000                290,400
Interpublic Group of Companies, Inc.*                                                      15,900                194,934
Time Warner, Inc.*                                                                         30,600                509,184
Viacom, Inc. "B"                                                                           11,425                416,898
                                                                                                              ----------
                                                                                                               1,411,416

Multiline Retail 0.6%
Dollar General Corp.                                                                        8,500                163,625
Target Corp.                                                                                8,400                420,168
                                                                                                              ----------
                                                                                                                 583,793

Specialty Retail 0.8%
Sherwin-Williams Co.                                                                        5,100                217,872
Staples, Inc.                                                                              13,500                401,490
The Gap, Inc.                                                                              13,200                263,736
                                                                                                              ----------
                                                                                                                 883,098

Consumer Staples 2.1%
Beverages 0.7%
Anheuser-Busch Companies, Inc.                                                              2,900                144,855
PepsiCo, Inc.                                                                               7,000                347,060
The Coca-Cola Co.                                                                           4,400                178,904
                                                                                                              ----------
                                                                                                                 670,819

Food & Drug Retailing 0.5%
Safeway, Inc.*                                                                              7,600                138,624
Wal-Mart Stores, Inc.                                                                       7,400                399,008
                                                                                                              ----------
                                                                                                                 537,632

Food Products 0.4%
Dean Foods Co.*                                                                             3,200                 95,520
General Mills, Inc.                                                                         3,000                132,750
Hershey Foods Corp.                                                                         4,300                217,967
                                                                                                              ----------
                                                                                                                 446,237

Personal Products 0.3%
Avon Products, Inc.                                                                         6,900                272,895
                                                                                                              ----------
Tobacco 0.2%
Altria Group, Inc.                                                                          3,900                188,994
                                                                                                              ----------
Energy 2.0%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.                                                                          5,700                244,131
                                                                                                              ----------
Oil & Gas 1.8%
ChevronTexaco Corp.                                                                         6,600                350,196
Devon Energy Corp.                                                                          2,600                192,322
ExxonMobil Corp.                                                                           26,294              1,294,191
                                                                                                              ----------
                                                                                                               1,836,709

Financials 4.8%
Banks 1.3%
Bank of America Corp.                                                                      14,000                627,060
US Bancorp.                                                                                 7,500                214,575
Wachovia Corp.                                                                              9,400                462,574
                                                                                                              ----------
                                                                                                               1,304,209

Capital Markets 0.9%
Lehman Brothers Holdings, Inc.                                                              4,500                369,675
Morgan Stanley                                                                             11,600                592,644
                                                                                                              ----------
                                                                                                                 962,319

Diversified Financial Services 1.4%
Citigroup, Inc.                                                                            20,100                891,837
Fannie Mae                                                                                  2,700                189,405
JPMorgan Chase & Co.                                                                        8,600                331,960
                                                                                                              ----------
                                                                                                               1,413,202

Insurance 1.2%
Ambac Financial Group, Inc.                                                                 3,200                249,792
American International Group, Inc.                                                          7,100                431,041
Hartford Financial Services Group, Inc.                                                     4,200                245,616
MetLife, Inc.                                                                               7,400                283,790
                                                                                                              ----------
                                                                                                               1,210,239

Health Care 3.2%
Biotechnology 0.4%
Amgen, Inc.*                                                                                7,300                414,640
                                                                                                              ----------
Health Care Equipment & Supplies 0.6%
Biomet, Inc.                                                                                7,300                340,764
Guidant Corp.                                                                               3,700                246,494
                                                                                                              ----------
                                                                                                                 587,258

Health Care Providers & Services 0.3%
Anthem, Inc.*                                                                               1,800                144,720
Caremark Rx, Inc.*                                                                          7,000                209,790
                                                                                                              ----------
                                                                                                                 354,510

Pharmaceuticals 1.9%
Allergan, Inc.                                                                              3,200                228,992
Eli Lilly & Co.                                                                             3,000                164,730
Johnson & Johnson                                                                          10,070                587,887
Pfizer, Inc.                                                                               26,775                775,136
Wyeth                                                                                       3,900                154,635
                                                                                                              ----------
                                                                                                               1,911,380

Industrials 3.5%
Aerospace & Defense 0.9%
Honeywell International, Inc.                                                              11,700                394,056
United Technologies Corp.                                                                   6,000                556,920
                                                                                                              ----------
                                                                                                                 950,976

Industrial Conglomerates 1.8%
3M Co.                                                                                      4,200                325,794
General Electric Co.                                                                       32,200              1,098,664
Tyco International Ltd.                                                                    12,900                401,835
                                                                                                              ----------
                                                                                                               1,826,293

Machinery 0.8%
Deere & Co.                                                                                 5,000                298,900
Parker-Hannifin Corp.                                                                       7,500                529,725
                                                                                                              ----------
                                                                                                                 828,625

Information Technology 4.8%
Communications Equipment 0.8%
Cisco Systems, Inc.*                                                                       29,500                566,695
Motorola, Inc.                                                                             14,800                255,448
                                                                                                              ----------
                                                                                                                 822,143

Computers & Peripherals 1.1%
Dell, Inc.*                                                                                 9,800                343,588
EMC Corp.*                                                                                 28,500                366,795
International Business Machines Corp.                                                       4,900                439,775
                                                                                                              ----------
                                                                                                               1,150,158

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                               6,200                224,378
                                                                                                              ----------
IT Consulting & Services 0.2%
Accenture Ltd. "A"*                                                                         9,000                217,890
                                                                                                              ----------
Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.*                                                                               8,000                181,840
Analog Devices, Inc.                                                                        4,300                173,118
Texas Instruments, Inc.                                                                    12,300                300,735
                                                                                                              ----------
                                                                                                                 655,693

Software 1.8%
Microsoft Corp.                                                                            39,100              1,094,409
Oracle Corp.*                                                                              32,600                412,716
Symantec Corp.*                                                                             3,600                204,984
VERITAS Software Corp.*                                                                     6,500                142,220
                                                                                                              ----------
                                                                                                               1,854,329

Materials 1.0%
Chemicals 0.5%
E.I. du Pont de Nemours & Co.                                                               5,100                218,637
Monsanto Co.                                                                                6,800                290,700
                                                                                                              ----------
                                                                                                                 509,337

Metals & Mining 0.2%
Alcoa, Inc.                                                                                 6,800                221,000
                                                                                                              ----------
Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                       7,900                273,261
                                                                                                              ----------
Telecommunication Services 0.8%
Diversified Telecommunication Services
ALLTEL Corp.                                                                                4,100                225,213
Sprint Corp.                                                                                9,800                205,310
Verizon Communications, Inc.                                                                9,600                375,360
                                                                                                              ----------
                                                                                                                 805,883

Utilities 1.1%
Electric Utilities
Entergy Corp.                                                                               3,700                241,832
Exelon Corp.                                                                               10,600                419,972
PG&E Corp.*                                                                                 7,500                240,300
TXU Corp.                                                                                   2,700                165,294
                                                                                                              ----------
                                                                                                               1,067,398


Total Common Stocks (Cost $22,182,909)                                                                        26,640,845
                                                                                                              ----------
                                                                                        Principal
                                                                                        Amount ($)              Value ($)
                                                                                        ----------              ---------

US Government Backed 73.8%

US Treasury STRIPs, Principal Only, 3.819%**, 8/15/2011
(Cost $64,946,429)                                                                     97,580,000             75,473,543

                                                                                           Shares               Value ($)
                                                                                           ------               ---------

Cash Equivalents 0.3%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $336,865)                                                                           336,865                336,865
                                                                                                              ----------

                                                                                             % of
                                                                                          Net Assets          Value ($)
                                                                                          ----------          ---------

Total Investment Portfolio  (Cost $87,466,203)                                              100.2            102,451,253
Other Assets and Liabilities, Net                                                            -0.2               -238,812
                                                                                                            ------------
Net Assets                                                                                  100.0            102,212,441
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2011 Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2011 Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004